Earnings per share	12 Months Ended
Mar. 31, 2015
Earnings per share
Earnings per share

11. Earnings per share:

Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of the Company’s common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of the Company’s common shares is adjusted to reflect all dilutive instruments where the Company’s common shares are potentially deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

The following table presents a reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) for the years ended March 31, 2013, 2014 and 2015.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2013	2014	2015
Basic—
Net income attributable to NHI shareholders	¥107,234	¥213,591	¥224,785

Weighted average number of shares outstanding	3,692,795,953	3,709,830,989	3,645,514,878

Net income attributable to NHI shareholders per share	¥29.04	¥57.57	¥61.66

Diluted—
Net income attributable to NHI shareholders	¥107,181	¥213,561	¥224,726

Weighted average number of shares outstanding	3,777,360,671	3,826,496,369	3,743,690,088

Net income attributable to NHI shareholders per share	¥28.37	¥55.81	¥60.03

Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2013, 2014 and 2015 arising from options to purchase common shares issued by subsidiaries and affiliates. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of the Company’s common shares arising from stock-based compensation plans by the Company, which would have minimal impact on EPS for the years ended March 31, 2013, 2014 and 2015.

Antidilutive stock options to purchase 10,880,700, 8,967,300 and 9,745,800 of the Company’s common shares were not included in the computation of diluted EPS for the years ended March 31, 2013, 2014 and 2015, respectively.

Subsequent Events

The Company conducted a share buyback from May 20, 2015 to May 29, 2015. See Note 17 “Shareholders’ equity” for further information.

On May 18, 2015, the Company adopted a resolution to issue SARs pursuant to the SAR awards. See Note 13 “Deferred compensation plans” for further information.